Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Undistributed earnings of certain foreign subsidiaries	$ 5,000
Income taxes paid, net	499	$ 546
Income tax loss carryforwards	4,700
Tax credit carryforwards	89
Total operating losses	2,400
Gross unrecognized tax benefits	204	220	$ 142
Gross unrecognized tax benefits that would affect the Company's effective tax rate	135	188
Interest and penalties on the unrecognized tax benefits	30	35
(Decrease)/Increase in expenses related to changes in its reserves for interest and penalties	(5)	$ 6
Gross unrecognized tax benefits reasonably possible decrease	$ 41
Minimum expiry date of operating losses and tax credit carryforward [Member]
Income Taxes [Line Items]
Expiry date of operating losses and tax credit carryforwards	2025
Maximum expiry date of operating losses and tax credit carryforward [Member]
Income Taxes [Line Items]
Expiry date of operating losses and tax credit carryforwards	2044